UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:      811-21493

          BlackRock Strategic Dividend Achievers Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock Strategic Dividend Achievers Trust

                                                  40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:      888-825-2257

Date of fiscal year end:      October 31, 2005

Date of reporting period:      July 31, 2005

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2005

BlackRock Strategic Dividend Achievers Trust (BDT)

Shares	Description	Value

	COMMON STOCKS—97.5%
	Automotive—3.6%
188,000	Genuine Parts Co.	$ 8,608,520
75,000	Harsco Corp.	4,518,750
95,000	Superior Industries International	2,217,300

		15,344,570

	Basic Materials—2.1%
256,700	RPM International, Inc.	4,813,125
155,300	Sonoco Products Co.	4,317,340

		9,130,465

	Consumer Products—13.1%
152,000	Avery Dennison Corp.	8,613,840
162,600	La-Z-Boy, Inc.	2,173,962
93,500	Lancaster Colony Corp.	4,135,505
169,287	Meridian Bioscience, Inc.	4,230,482
260,000	Pier 1 Imports, Inc.	3,697,200
199,700	Sherwin-Williams Co. (The)	9,507,717
86,000	Stanley Works (The)	4,207,980
252,000	Supervalu, Inc.	8,920,800
45,200	Universal Corp.	2,156,040
143,000	VF Corp.	8,442,720

		56,086,246

	Energy—16.2%
79,500	American States Water Co.	2,472,450
174,200	Atmos Energy Corp.	5,079,672
59,600	Black Hills Corp.	2,376,848
66,000	California Water Service Group	2,739,000
144,800	MDU Resources Group, Inc.	4,445,360
62,200	MGE Energy, Inc.	2,303,266
179,400	National Fuel Gas Co.	5,453,760
132,100	Nicor, Inc.	5,392,322
71,500	Otter Tail Corp.	2,066,350
116,500	Peoples Energy Corp.	5,026,975
166,500	Piedmont Natural Gas Co.	4,115,880
191,700	Pinnacle West Capital Corp.	8,779,860
151,200	UGI Corp.	4,436,208
182,200	Vectren Corp.	5,280,156
149,000	WGL Holdings, Inc.	5,133,050
72,800	WPS Resources Corp.	4,204,928

		69,306,085

	Financial Institutions—43.6%
73,900	Alfa Corp.	1,210,482
115,500	Arthur J. Gallagher & Co.	3,221,295
249,515	Associated Banc-Corp.	8,498,481
180,473	Bancorpsouth, Inc.	4,201,411
64,500	Bank of Hawaii Corp.	3,312,075
55,679	Chemical Financial Corp.	1,859,679
190,842	Cincinnati Financial Corp.	7,866,507
181,100	Compass Bancshares, Inc.	8,730,831
212,200	Fidelity National Financial, Inc.	8,360,680
84,400	First Charter Corp.	2,088,900
124,400	First Commonwealth Financial Corp.	1,735,380
61,000	First Financial Holdings, Inc.	1,821,460
80,500	First Merchants Corp.	2,197,650
174,400	FirstMerit Corp.	4,933,776
94,300	FNB Corp.	1,862,425
232,500	Fulton Financial Corp.	4,198,950
100,900	Harleysville Group, Inc.	2,224,845
76,650	Harleysville National Corp.	1,720,793
141,000	Hudson United Bancorp	5,907,900
161,000	Jefferson-Pilot Corp.	8,077,370
188,600	Lincoln National Corp.	9,109,380
145,600	MBIA, Inc.	8,843,744
39,300	MBT Financial Corp.	822,942

See Notes to Financial Statements.

BlackRock Strategic Dividend Achievers Trust (BDT) (continued)

Shares	Description	Value

	Financial Institutions—(continued)
154,800	Mercantile Bankshares Corp.	$ 8,613,072
73,600	Mercury General Corp.	4,247,456
79,875	National Penn Bancshares, Inc.	2,174,198
204,045	Old National Bancorp.	4,437,979
302,900	Old Republic International Corp.	7,954,154
38,805	Park National Corp.	4,416,785
278,750	People's Bank	8,730,450
295,000	Popular, Inc.	7,611,000
148,940	Republic Bancorp, Inc.	2,204,312
59,800	S&T Bancorp, Inc.	2,378,246
142,800	Sky Financial Group, Inc.	4,066,944
92,000	Sterling Bancorp	2,070,000
875	Sterling Financial Corp.	19,491
78,900	Susquehanna Bancshares, Inc.	2,116,098
150,000	TCF Financial Corp.	4,120,500
98,400	United Bankshares, Inc.	3,720,504
166,791	Valley National Bancorp	3,927,928
161,810	Washington Federal, Inc.	3,765,319
14,900	Washington Trust Bancorp, Inc.	427,183
68,400	WesBanco, Inc.	2,112,876
30,996	Whitney Holding Corp.	1,026,588
112,200	Wilmington Trust Corp.	4,208,620

		187,156,659

	Industrials—9.9%
46,300	Bandag, Inc.	2,135,819
146,500	Bemis Co.	3,955,500
295,600	Leggett & Platt, Inc.	7,475,724
162,000	LSI Industries, Inc.	2,412,180
109,800	McGrath Rentcorp	2,853,702
256,600	RR Donnelley & Sons Co.	9,250,430
312,000	ServiceMaster Co. (The)	4,286,880
142,600	Vulcan Materials Co.	10,016,224

		42,386,459

	Health Care—1.0%
80,000	Hillenbrand Industries, Inc.	4,112,800

	Real Estate—9.6%
79,000	Colonial Properties Trust (REIT)	3,746,180
168,900	Commercial Net Lease Realty (REIT)	3,504,675
80,500	EastGroup Properties, Inc. (REIT)	3,493,700
97,300	Health Care Property Investors, Inc. (REIT)	2,710,778
63,600	Healthcare Realty Trust, Inc. (REIT)	2,598,696
38,500	Kimco Realty Corp. (REIT)	2,527,910
132,000	Lexington Corporate Properties Trust (REIT)	3,165,360
86,500	Sun Communities, Inc. (REIT)	3,014,525
122,800	Tanger Factory Outlet Centers (REIT)	3,536,640
128,900	United Dominion Realty Trust, Inc. (REIT)	3,280,505
105,100	Universal Health Realty Income Trust (REIT)	3,701,622
81,400	Washington Real Estate Investment Trust (REIT)	2,617,010
81,150	Weingarten Realty Investors (REIT)	3,187,572

		41,085,173

	Total Common Stocks (cost $376,204,887)	424,608,457

	SHORT-TERM INVESTMENTS—0.9%
	Money Market Fund—0.2%
1,007,560	Fidelity Institutional Money Market Prime Portfolio	1,007,560

BlackRock Strategic Dividend Achievers Trust (BDT) (continued)

Principal
Amount
(000)	Description	Value

	U.S. Treasury Obligation—0.7%
$ 3,000	U.S. Treasury Note, zero coupon, 8/11/05	$ 2,997,483

	Total Short-Term Investments (cost $4,005,043)	4,005,043

	Total Investments—100.0% (cost $380,209,9311)	428,613,500
	Other Assets in excess of liabilities—0.0%	172,390

	Net Assets—100%	$ 428,785,890

[1]	Cost for Federal income tax purposes is $379,620,753. The net unrealized appreciation on a tax basis is $48,992,747, consisting of $52,618,189 gross unrealized appreciation and $3,625,442 gross unrealized depreciation.

A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including it principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          BlackRock Strategic Dividend Achievers Trust

By: /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: September 28, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: September 28, 2005

By: /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: September 28, 2005